Debt (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Interest expense	$ 230,824	$ 287,280
Loans payable to bank
Debt Instrument [Line Items]
Debt instrument, frequency of periodic payment	Monthly
Payments of principal and interest	$ 48,048
Debt instrument, description of collateral	Collateralized by equipment, a secured interest in the personal residence of the founding stockholder and CEO, an unconditional personal guarantee by the founding stockholder and CEO and a $200,000 certificate of deposit.
Loans payable to bank | Maximum
Debt Instrument [Line Items]
Debt Instrument, term	10 years
Loans payable to bank | Minimum
Debt Instrument [Line Items]
Debt Instrument, term	7 years
Loans payable to bank | Prime rate
Debt Instrument [Line Items]
Debt, interest rate	2.75%
Equipment loan
Debt Instrument [Line Items]
Debt instrument, frequency of periodic payment	Monthly
Payments of principal and interest	$ 19,379
Debt instrument, description of collateral	Collateralized by the related equipment purchased and an unconditional personal guarantee by the founding stockholder and CEO.
Equipment loan | Maximum
Debt Instrument [Line Items]
Debt, interest rate	16.00%
Debt Instrument, term	5 years
Equipment loan | Minimum
Debt Instrument [Line Items]
Debt, interest rate	12.00%
Debt Instrument, term	1 year